Stockholder’s Equity (Details) - Schedule of grant-date fair value of the earnout shares attributable to holdings and the sponsor	1 Months Ended
Feb. 15, 2023
Schedule of grant-date fair value of the Earnout Shares attributable to Holdings and the Sponsor [Abstract]
Expected volatility	50.00%
Expected dividends	0.00%
Remaining expected term (in years)	4 years 10 months 17 days
Risk-free rate	4.70%
Discount Rate (WACC)	14.70%
Minimum [Member]
Schedule of grant-date fair value of the Earnout Shares attributable to Holdings and the Sponsor [Abstract]
Payment Probability	12.60%
Maximum [Member]
Schedule of grant-date fair value of the Earnout Shares attributable to Holdings and the Sponsor [Abstract]
Payment Probability	18.30%